Supplemental Oil and Gas Information - Estimates of Net Reserves (Detail)	12 Months Ended
	Dec. 31, 2016 MBoe MMcf MBbls	Dec. 31, 2015 MBoe MMcf MBbls	Dec. 31, 2014 MBoe MMcf MBbls
Reserve Quantities [Line Items]
Beginning of the year | MBoe	103,040	42,177	35,224
Balance at inception of common control (February 17, 2015) | MBoe		10,068
Extensions and discoveries | MBoe	26,940	57,464	1,356
Purchase of minerals in place | MBoe	30,916	3,398	2,298
Production | MBoe	(5,289)	(3,794)	(1,637)
Revision of previous estimates | MBoe	(3,102)	(6,273)	4,936
End of year | MBoe	152,505	103,040	42,177
Proved developed reserves, Beginning of year | MBoe	33,570	21,009	16,464
Proved developed reserves, End of year | MBoe	47,270	33,570	21,009
Proved undeveloped reserves, Beginning of year | MBoe	69,470	21,168	18,760
Proved undeveloped reserves, End of year | MBoe	105,235	69,470	21,168
Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Beginning of the year	8,897	324
Balance at inception of common control (February 17, 2015)		1,637
Extensions and discoveries	2,606	5,976	573
Purchase of minerals in place	1,823	710
Production	(471)	(351)	(41)
Revision of previous estimates	(1,981)	601	(208)
End of year	10,874	8,897	324
Proved developed reserves, Beginning of year	2,235	324
Proved developed reserves, End of year	3,765	2,235	324
Proved undeveloped reserves, Beginning of year	6,662
Proved undeveloped reserves, End of year	7,109	6,662
Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning of the year | MMcf	344,959	249,787	210,293
Balance at inception of common control (February 17, 2015) | MMcf		6,183
Extensions and discoveries | MMcf	32,782	143,338	4,318
Purchase of minerals in place | MMcf	13,545	4,296	13,684
Production | MMcf	(17,820)	(14,847)	(9,388)
Revision of previous estimates | MMcf	(48,364)	(43,798)	30,880
End of year | MMcf	325,102	344,959	249,787
Proved developed reserves, Beginning of year | MMcf	142,990	122,780	97,734
Proved developed reserves, End of year | MMcf	145,880	142,990	122,780
Proved undeveloped reserves, Beginning of year | MMcf	201,969	127,007	112,559
Proved undeveloped reserves, End of year | MMcf	179,222	201,969	127,007
Oil [Member]
Reserve Quantities [Line Items]
Beginning of the year	36,650	222	175
Balance at inception of common control (February 17, 2015)		7,400
Extensions and discoveries	18,870	27,598	63
Purchase of minerals in place	26,835	1,972	17
Production	(1,848)	(968)	(31)
Revision of previous estimates	6,940	426	(2)
End of year	87,447	36,650	222
Proved developed reserves, Beginning of year	7,503	222	175
Proved developed reserves, End of year	19,192	7,503	222
Proved undeveloped reserves, Beginning of year	29,147
Proved undeveloped reserves, End of year	68,255	29,147